Settlements Payable (Details) - USD ($)							9 Months Ended	12 Months Ended
	Jun. 30, 2023	May 31, 2023	May 04, 2023	Apr. 28, 2023	Jun. 27, 2022	Jan. 27, 2020	Jun. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Apr. 12, 2023	Mar. 31, 2023	Feb. 14, 2023	Mar. 07, 2022	Jul. 20, 2018
Settlements Payable [Line Items]
Settlement agreement														$ 127,056
Initial payment						$ 12,706
Monthly payments						6,500	$ 3,000
Final payment						$ 3,850				$ 8,546,334
Collection fees				$ 6,750	$ 7,042
Monthly payment					5,000
Amount due							57,448	$ 154,562	$ 42,850
Settlement payable balance amount								$ 119,670
Common stock shares issued (in Shares)								36,821,330	36,821
Collection fees					$ 7,042
Compensation												$ 130,400
Cash											$ 2,222		$ 85,000
Legal fees			$ 90,000					$ 44,650
Payments made	$ 60,000	$ 60,000
American Express [Member]
Settlements Payable [Line Items]
Amount due							$ 0	$ 34,892	$ 42,850